UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08287

Cohen & Steers Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 98.0%
DIVERSIFIED 7.2%
American Assets Trust	306,221	$8,203,661
Forest City Enterprises, Class A(a)	317,717	5,035,814
Vornado Realty Trust	771,959	62,567,277
		75,806,752
HEALTH CARE 10.3%
Brookdale Senior Living(a)	238,452	5,536,855
HCP	947,398	42,140,263
Health Care REIT	229,758	13,268,525
Healthcare Realty Trust	219,300	5,054,865
Ventas	675,798	42,068,425
		108,068,933
HOTEL 8.0%
Chesapeake Lodging Trust	282,075	5,604,830
Hersha Hospitality Trust	1,501,867	7,359,148
Host Hotels & Resorts	1,344,226	21,574,827
Hyatt Hotels Corp., Class A(a)	514,627	20,662,274
Pebblebrook Hotel Trust	333,774	7,806,974
Starwood Hotels & Resorts Worldwide	184,291	10,681,507
Strategic Hotels & Resorts Worldwide(a)	1,684,858	10,125,997
		83,815,557
INDUSTRIALS 7.3%
First Industrial Realty Trust(a)	612,461	8,047,738
Prologis	1,639,131	57,418,759
STAG Industrial	681,998	11,089,287
		76,555,784
OFFICE 12.9%
Alexandria Real Estate Equities	249,611	18,351,401
Boston Properties	284,699	31,490,556
Brookfield Office Properties (Canada)	1,114,638	18,458,405
Corporate Office Properties Trust	425,939	10,209,758
Douglas Emmett	446,588	10,302,785
Hudson Pacific Properties	512,755	9,485,967
Kilroy Realty Corp.	283,170	12,680,353
SL Green Realty Corp.	307,966	24,658,838
		135,638,063

1

	Number of Shares	Value
RESIDENTIAL—APARTMENT 18.5%
American Campus Communities	230,001	$10,092,444
Apartment Investment & Management Co.	1,003,972	26,093,232
Associated Estates Realty Corp.	351,530	5,329,195
AvalonBay Communities	209,079	28,432,653
Colonial Properties Trust	730,100	15,368,605
Education Realty Trust	472,215	5,147,144
Equity Residential	908,404	52,260,482
Essex Property Trust	174,036	25,799,097
Home Properties	207,662	12,723,451
Mid-America Apartment Communities	196,414	12,827,798
		194,074,101
SELF STORAGE 6.7%
CubeSmart	1,017,997	13,101,621
Extra Space Storage	312,700	10,397,275
Public Storage	273,629	38,080,948
Sovran Self Storage	156,009	9,025,121
		70,604,965
SHOPPING CENTERS 24.9%
COMMUNITY CENTER 10.4%
Acadia Realty Trust	348,595	8,652,128
DDR Corp.	1,046,100	16,068,096
Federal Realty Investment Trust	195,461	20,582,043
Kimco Realty Corp.	776,309	15,735,783
Ramco-Gershenson Properties Trust	433,385	5,430,314
Regency Centers Corp.	615,375	29,987,224
Retail Properties of America	477,689	5,407,439
Tanger Factory Outlet Centers	237,447	7,676,662
		109,539,689
REGIONAL MALL 14.5%
General Growth Properties	1,491,886	29,061,939
Glimcher Realty Trust	537,400	5,680,318
Simon Property Group	769,639	116,838,897
		151,581,154
TOTAL SHOPPING CENTERS		261,120,843
SPECIALTY 2.2%
Digital Realty Trust	107,233	7,490,225
DuPont Fabros Technology	192,792	4,867,998

2

		Number of Shares	Value
Rayonier		216,400	$10,605,764
			22,963,987
TOTAL COMMON STOCK (Identified cost—$820,676,790)			1,028,648,985
PREFERRED SECURITIES—$25 PAR VALUE—REAL ESTATE 1.2%
DIVERSIFIED 0.3%
Forest City Enterprises, 7.375%, due 2/1/34		60,000	1,455,000
Lexington Realty Trust, 7.55%, Series D		59,250	1,493,100
			2,948,100
HOTEL 0.2%
Pebblebrook Hotel Trust, 7.875%, Series A		60,000	1,586,400
SHOPPING CENTERS—REGIONAL MALL 0.7%
CBL & Associates Properties, 7.375%, Series D		99,992	2,531,798
Pennsylvania REIT, 8.25%, Series A		200,000	5,274,000
			7,805,798
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$11,021,764)			12,340,298
SHORT-TERM INVESTMENTS 0.7%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(b)		3,700,105	3,700,105
Federated Government Obligations Fund, 0.02%(b)		3,700,121	3,700,121
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$7,400,226)			7,400,226

TOTAL INVESTMENTS (Identified cost—$839,098,780)	99.9%		1,048,389,509

OTHER ASSETS IN EXCESS OF LIABILITIES	0.1		604,384

NET ASSETS	100.0%		$1,048,993,893

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

3

(a) Non-income producing security.

(b) Rate quoted represents the seven-day yield of the fund.

4

Cohen & Steers Realty Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.  Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale price, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the advisor to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events

Cohen & Steers Realty Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended September 30, 2012.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$1,028,648,985	$1,028,648,985	$—	$—
Preferred Securities - $25 Par Value	12,340,298	12,340,298	—	—
Money Market Funds	7,400,226	—	7,400,226	—
Total Investments(a)	$1,048,389,509	$1,040,989,283	$7,400,226	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Realty Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 2. Derivative Instruments

Options:  The Fund writes covered call options on securities and may write put or call options on an index and put options on securities with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Transactions in options written during the nine months ended September 30, 2012, were as follows:

	Number of Contracts	Premium
Options outstanding at December 31, 2011	—	$—
Options written	1,614	229,009
Options expired	(918)	(84,593)
Options exercised	(696)	(144,416)
Options outstanding at September 30, 2012	—	$—

Note 3. Income Tax Information

As of September 30, 2012, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$839,098,780
Gross unrealized appreciation	$212,062,233
Gross unrealized depreciation	(2,771,504)
Net unrealized appreciation	$209,290,729

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: November 28, 2012